Redeemable Non-Controlling Interests - Narrative (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)
VIE, primary beneficiary
Redeemable Noncontrolling Interest [Line Items]
Capital contributions		€ 908.2		€ 908.2
Capital contributions, current year	$ 185.4	170.0	$ 665.3	€ 600.0
VIE, primary beneficiary | Other non-current assets
Redeemable Noncontrolling Interest [Line Items]
Capital contributions	$ 850.7	€ 770.0
Italian Lotto
Redeemable Noncontrolling Interest [Line Items]
Amortization period of license fee (in years)	9 years